CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating Activities
Net income (loss)	$ 434,486	$ (2,576,896)
Adjustment to reconcile net income (loss) to net cash used in operating activities
Amortization of stock option expense	3,880	139,615
Depreciation and amortization	155,657	198,825
(Recovery of) provision for doubtful accounts	(246,206)	518,835
Deferred tax (benefit) expense	(50,445)	413,900
Gain on disposition of property and equipment	(385)	(3,448)
Changes in assets and liabilities
Decrease in advances to suppliers	223,290	128,505
Decrease in accounts receivable	201,155	127,928
Decrease in other receivables	16,154	235,629
(Increase) decrease in other current assets	(17,041)	74,984
Decrease in prepaid taxes	26,288	1,068
Decrease in other long-term assets	1,544	6,964
Increase in due from related parties	(1,473,752)	0
(Decrease) increase in advances from customers	(506,066)	406,735
Decrease in accounts payable	(230,745)	(4,247,905)
Increase (decrease) in accrued expenses	126,525	(40,865)
Increase in other current liabilities	93,190	254,513
Net cash used in operating activities	(1,242,471)	(4,361,613)
Investing Activities
Acquisitions of property and equipment	(203,252)	(67,116)
Proceeds from sale of fixed assets	854	16,185
Loan to related party	(1,158,636)	0
Net cash used in investing activities	(1,361,034)	(50,931)
Financing Activities
Proceeds from issuance of common stock	444,000	3,040,412
Decrease in non-controlling interest in majority-owned subsidiary	0	(13,876)
Net cash provided by financing activities	444,000	3,026,536
Effect of exchange rate fluctuations on cash and cash equivalents	13,205	1,506
Net decrease in cash and cash equivalents	(2,146,300)	(1,384,502)
Cash and cash equivalents at beginning of year	3,048,831	4,433,333
Cash and cash equivalents at end of year	902,531	3,048,831
Supplemental information:
Income taxes paid	24,841	26,400
Non-cash transactions of operating activities:
Settlement of related accounts receivable and payable	2,589,739	0
Common stock issued for unearned stock-based compensation	$ 468,000	$ 0